INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense	$ 234,046	$ 114,185
Recovery of tax payable on uncertain tax items	10,300	1,100
Deferred tax assets	3,377	21,656
Unused tax losses for which no deferred tax asset recognised	205,571
Temporary differences associated with investments in subsidiaries	315,400	327,000
Mali
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,600
Cote d'Ivoire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,400	$ 10,100
Unused tax losses for which no deferred tax asset recognised	9,180
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 196,391